Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 651,710
Fair value assets, ending balance	$ 717,905		717,905
Fair value liabilities, beginning balance			534,521
Fair value liabilities, ending balance	595,234		595,234
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,051	$ 2,114	2,204	$ 2,155
Gains (losses) included in earnings	3	95	46	77
Gains (losses) included in OCI	(3)	26	29	(80)
Purchases (issuances)	186	130	593	401
Settlement (sales) and other	(37)	(69)	(445)	(179)
Transfers into Level 3	52	(44)	(105)	(161)
Transfers out of Level 3	21	(147)	(49)	(108)
Fair value assets, ending balance	2,273	2,105	2,273	2,105
Gains (losses) included in earnings for positions still held	17	95	228	68
Fair value liabilities, beginning balance	(160)	(81)	(158)	(177)
Gains (losses) included in earnings	3	(7)	(6)	(40)
Gains (losses) included in OCI			(1)	6
Purchases (issuances)	(7)	(37)	(86)	(129)
Settlement (sales) and other	6	7	27	58
Transfers into Level 3	(39)	(36)	(75)	(113)
Transfers out of Level 3	13	36	115	277
Fair value liabilities, ending balance	(184)	(118)	(184)	(118)
Gains (losses) included in earnings for positions still held	5	(5)	10	29
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	519	488	506	522
Gains (losses) included in OCI	2	5	43	(33)
Purchases (issuances)	2	4	10	4
Settlement (sales) and other		(3)	(1)	1
Transfers out of Level 3			(35)
Fair value assets, ending balance	523	494	523	494
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(663)	(666)	(635)	(588)
Gains (losses) included in earnings	6	48	(151)	17
Gains (losses) included in OCI		1	(2)	(1)
Purchases (issuances)	(7)	(6)	93	6
Settlement (sales) and other	(8)	(4)	58	(44)
Transfers into Level 3	15	6	15	(3)
Transfers out of Level 3	2	(2)	(33)	(10)
Fair value assets, ending balance	(655)	(623)	(655)	(623)
Gains (losses) included in earnings for positions still held		47	38	(18)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	24	46	47	22
Gains (losses) included in earnings	(13)	5	(60)	30
Gains (losses) included in OCI	(2)		(1)	1
Purchases (issuances)	1	(1)	22	14
Settlement (sales) and other	(2)	(13)	10	(27)
Transfers into Level 3	9		9	7
Transfers out of Level 3	10	(2)		(12)
Fair value assets, ending balance	27	35	27	35
Gains (losses) included in earnings for positions still held	(1)	5	(49)	(29)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(436)	(341)	(393)	(301)
Gains (losses) included in earnings	10	2	194	5
Gains (losses) included in OCI	2	(5)	(9)	8
Purchases (issuances)	(23)		(138)	(56)
Settlement (sales) and other			48	47
Transfers into Level 3	10	(50)	(183)	(274)
Transfers out of Level 3	42	10	86	187
Fair value assets, ending balance	(395)	(384)	(395)	(384)
Gains (losses) included in earnings for positions still held	16	(13)	218	15
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	28	21	20	40
Purchases (issuances)	(7)		(7)
Settlement (sales) and other		(6)	(11)	(25)
Transfers into Level 3			19
Fair value assets, ending balance	21	15	21	15
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	15	2		53
Gains (losses) included in earnings				(39)
Gains (losses) included in OCI				(2)
Purchases (issuances)			15
Settlement (sales) and other		(2)		(12)
Fair value assets, ending balance	15		15
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	149	146	152	160
Gains (losses) included in OCI	3	7		(9)
Settlement (sales) and other		1		3
Fair value assets, ending balance	152	154	152	154
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	349	322	334	335
Gains (losses) included in OCI	(2)	(3)	41	(18)
Purchases (issuances)	2	4	10	4
Transfers out of Level 3			(35)
Settlement (sales) and other		(4)	(1)	(2)
Fair value assets, ending balance	349	319	349	319
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	782	1,145	1,077	1,070
Gains (losses) included in earnings	4	13	(9)	(10)
Gains (losses) included in OCI	(1)	11	(33)	2
Purchases (issuances)	136	44	353	177
Settlement (sales) and other	(3)	(5)	(465)	(5)
Transfers out of Level 3	(33)	(153)	(54)	(249)
Transfers into Level 3	9		25	70
Fair value assets, ending balance	894	1,055	894	1,055
Gains (losses) included in earnings for positions still held	7	(15)	(54)	20
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21	20	20	27
Gains (losses) included in OCI	1	1	2	(6)
Fair value assets, ending balance	22	21	22	21
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,782	1,419	1,582	1,337
Gains (losses) included in earnings	(4)	27	72	74
Gains (losses) included in OCI	(4)	14	31	(55)
Purchases (issuances)	84	89	245	256
Settlement (sales) and other	(24)	(36)	(84)	(114)
Transfers into Level 3	9		10	39
Transfers out of Level 3			(13)	(24)
Fair value assets, ending balance	1,843	1,513	1,843	1,513
Gains (losses) included in earnings for positions still held	(5)	71	75	80
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	16	33	25	44
Gains (losses) included in OCI		1	1	(2)
Settlement (sales) and other	(6)	(5)	(16)	(13)
Fair value assets, ending balance	10	29	10	29
Gains (losses) included in earnings for positions still held				1
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2	2	2
Fair value assets, ending balance	2	2	2	2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	5	18	25	30
Gains (losses) included in earnings			(2)	(1)
Purchases (issuances)		5		8
Settlement (sales) and other	(2)	1	(7)	(3)
Transfers into Level 3	9		9	14
Transfers out of Level 3			(13)	(24)
Fair value assets, ending balance	12	24	12	24
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,759	1,366	1,530	1,261
Gains (losses) included in earnings	(4)	27	74	75
Gains (losses) included in OCI	(4)	13	30	(53)
Purchases (issuances)	84	84	245	248
Settlement (sales) and other	(16)	(32)	(61)	(98)
Transfers into Level 3			1	25
Fair value assets, ending balance	1,819	1,458	1,819	1,458
Gains (losses) included in earnings for positions still held	(5)	71	75	79
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(157)	(70)	(151)	(139)
Gains (losses) included in earnings	3	(7)	(6)	(62)
Gains (losses) included in OCI			(1)	5
Purchases (issuances)	(7)	(37)	(86)	(129)
Settlement (sales) and other	6	3	23	50
Transfers into Level 3	(39)	(36)	(75)	(113)
Transfers out of Level 3	13	36	115	277
Fair value liabilities, ending balance	(181)	(111)	(181)	(111)
Gains (losses) included in earnings for positions still held	5	(5)	10	6
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(3)	(11)	(7)	(38)
Gains (losses) included in earnings				22
Gains (losses) included in OCI				1
Settlement (sales) and other		4	4	8
Fair value liabilities, ending balance	$ (3)	$ (7)	$ (3)	(7)
Gains (losses) included in earnings for positions still held				$ 23